Summary of Significant Accounting Policies (Details) $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Cash and cash equivalents
Cash equivalents		$ 8,744		$ 12,793	$ 639
Accounts Receivable
Accounts receivable allowances		0	$ (6)	66	36
Reserve for sales returns		26		16	31
Inventory
Less reserve for obsolescence		0		0	8
Revenue Recognition
Contract liability related to deferred revenues		1		3	2
Deferred revenue for unrecognized extended warranties				$ 12	14
Property, Plant and Equipment
Property, plant and equipment, estimated useful lives				four years
Depreciation		4	$ 4	$ 8	8
Reverse Stock Split
Stockholders equity reverse stock split conversion ratio	1-for-4 reverse stock split
Tangible Asset Impairment Charges
Tangible asset impairment charges				0
Sales and Marketing Expenses
Advertising and other promotional costs				$ 660	688
Segment Reporting
Number of operating segments | segment				1
Income Taxes
Unrecognized tax benefits, Income tax penalties and interest expense				$ 0	0
Previously Reported [Member]
Accounts Receivable
Accounts receivable allowances		$ 0		$ 82	$ 5